Income Tax - Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, beginning of period	$ (7,199)	$ (28,464)
Valuation allowance, end of period	(3,823)	(7,199)
Other
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change	(11)	382
Foreign Tax Authority | Utilization of foreign net operating loss carryforwards
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change	$ 3,387	2,822
Foreign Tax Authority | Allowance for foreign tax credit carryforward
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change		$ 18,061